RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
Pembina enters into transactions with related parties in the normal course of business and all transactions are measured at their exchange amount, unless otherwise noted. Pembina provides management and operational oversight services, on a fixed fee and cost recovery basis, to certain equity accounted investees. Pembina also contracts for services and capacity from certain of its equity accounted investees, advances funds to support operations and provides letters of credit, including financial guarantees.
A summary of the significant related party transactions and balances are as follows:

For the years ended December 31 ($ millions)	2024	2023
Services provided(1)
PGI	242	272
Aux Sable(2)	32	132
Alliance(2)	4	15
Cedar LNG	26	12
Other(3)	2	2
Total services provided	306	433
Services received
PGI	8	12
Alliance(2)	3	12
Total services received	11	24

As at December 31 ($ millions)	2024	2023
Trade receivables and other(4)	37	36
Trade payables and other	—	1
(1)    Services provided by Pembina include payments made by Pembina on behalf of related parties.
(2)    Prior to the Acquisition, Pembina held a joint control equity interest in Aux Sable and Alliance. As of April 1, 2024, following the completion of the Acquisition, Alliance and Aux Sable became consolidated subsidiaries of Pembina and, as such, are no longer related parties. Refer to Note 5 for more information.
(3)    Other includes transactions with Grand Valley and ACG.
(4)    As at December 31, 2024, trade receivables and other includes $34 million due from PGI (2023: $33 million), and $2 million due from Cedar LNG (2023: $2 million
Key Management Personnel and Director Compensation
Key management consists of Pembina's directors and certain key officers.
Compensation
In addition to short-term employee benefits, including salaries, director fees and short-term incentives, Pembina also provides key management personnel with share-based compensation, contributes to post employment pension plans and provides car allowances, parking and business club memberships.
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2024	2023
Short-term employee benefits	11	16
Share-based compensation and other(1)	13	13
Total compensation of key management	24	29
(1)    Includes termination benefits.
Transactions
Key management personnel and directors of Pembina control less than one percent of the voting common shares of Pembina (consistent with the prior year). Certain directors and key management personnel also hold Pembina preferred shares. Dividend payments received for the common and preferred shares held are commensurate with other non-related holders of those instruments.
Certain officers are subject to employment agreements in the event of termination without just cause or change of control.
Post-Employment Benefit Plans
Pembina has significant influence over the pension plans for the benefit of their respective employees. No balance payable is outstanding at December 31, 2024 (2023: nil).

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2024	2023
Defined benefit plan	Funding	18	17